Other investments (Tables)	12 Months Ended
Dec. 31, 2015
Other investments
end of	2015	2014
Other investments (CHF million)
Equity method investments	2,876	3,453
Non-marketable equity securities [1]	2,000	2,717
Real estate held for investment [2]	412	547
Life finance instruments [3]	1,733	1,896
Total other investments	7,021	8,613
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of December 31, 2015 and 2014, real estate held for investment included foreclosed or repossessed real estate of CHF 38 million and CHF 42 million, respectively, of which CHF 36 million and CHF 42 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2015	2014
Other investments (CHF million)
Equity method investments	2,728	3,397
Non-marketable equity securities [1]	1,951	2,667
Real estate held for investment [2]	375	507
Life finance instruments [3]	1,733	1,896
Total other investments	6,787	8,467
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of December 31, 2015 and 2014, real estate held for investment included foreclosed or repossessed real estate of CHF 37 million and CHF 39 million, respectively, of which CHF 36 million and CHF 39 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.